Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc.

June 30, 2019 (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds - 139.92%			Municipal Bonds (continued)
Corporate Revenue Bonds - 5.37%			Education Revenue Bonds (continued)
Denver City & County			Colorado Educational &
(United Airlines Project)			Cultural Facilities Authority
5.00% 10/1/32 (AMT)	215,000	$233,858	Revenue
Public Authority for Colorado			(Littleton Charter School
Energy Natural Gas			Project)
Revenue			4.375% 1/15/36 (AGC)	1,200,000	$1,200,828
Series 2008			(Loveland Classical
6.50% 11/15/38	1,750,000	2,580,357	Schools) 144A
Public Authority for Colorado			5.00% 7/1/36 #	625,000	663,994
Energy Revenue			(Skyview Charter School)
6.25% 11/15/28	865,000	1,104,380	144A 5.50% 7/1/49 #	750,000	790,087
			(Vail Mountain School
		3,918,595	Project) 4.00% 5/1/46	25,000	25,386
			(Windsor Charter Academy
Education Revenue Bonds - 19.04%			Project) 144A
Board of Trustees For			5.00% 9/1/46 #	500,000	505,790
Colorado Mesa University			Colorado School of Mines
Enterprise Revenue			Series B 5.00% 12/1/42	270,000	297,915
Series B 5.00% 5/15/49	750,000	905,295	Colorado State Board of
Colorado Educational &			Governors
Cultural Facilities Authority
Revenue			(University Enterprise
			System) Series A
144A 5.00% 7/1/36 #	500,000	530,805	5.00% 3/1/39	10,000	10,025
5.125% 11/1/49	765,000	796,587
144A 5.25% 7/1/46 #	500,000	529,755			13,887,958
(Academy Charter School
Project)			Electric Revenue Bonds - 3.84%
5.50% 5/1/36 (SGI)	1,720,000	1,724,489	City of Fort Collins Electric
(Alexander Dawson			Utility Enterprise Revenue
School-Nevada Project)			Series A 5.00% 12/1/42	500,000	603,100
5.00% 5/15/29	760,000	905,472	City of Loveland Colorado
(Charter School - Atlas			Electric & Communications
Preparatory School) 144A			Enterprise Revenue
5.25% 4/1/45 #	700,000	719,852	Series A 5.00% 12/1/44	500,000	598,015
(Charter School -			Platte River Power Authority
Community Leadership			Revenue
Academy) 7.45% 8/1/48	500,000	568,565	Series JJ 5.00% 6/1/27	950,000	1,163,484
(Charter School - Peak to			Puerto Rico Electric Power
Peak Charter)			Authority Revenue
5.00% 8/15/34	1,000,000	1,123,300	Series CCC 5.25%
(Improvement - Charter			7/1/27 ‡	230,000	181,125
School - University Lab			Series WW 5.00%
School Building)			7/1/28 ‡	325,000	255,125
5.00% 12/15/45	500,000	532,860
(Johnson & Wales					2,800,849
University) Series A
5.25% 4/1/37	900,000	969,903	Healthcare Revenue Bonds - 41.51%
(Liberty Charter School)			Aurora Hospital Revenue
Series A 5.00% 1/15/44	1,000,000	1,087,050	(Children’s Hospital
			Association Project)
			Series A 5.00% 12/1/40	2,000,000	2,058,820

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Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)

		Principal	Value		Principal	Value
		Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)				Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)				Healthcare Revenue Bonds (continued)
Colorado Health Facilities				Colorado Health Facilities
Authority Revenue				Authority Revenue
(Adventist Health				(Valley View Hospital
System/Sunbelt Obligated				Association Project)
Group) Series A				Series A 4.00% 5/15/34	330,000	$358,482
5.00% 11/15/48		1,000,000	$1,174,500	Denver Health & Hospital
(Bethesda Project)				Authority Health Care
Series A1 5.00% 9/15/48		750,000	830,715	Revenue
(Catholic Health Initiatives)				(Recovery Zone Facilities)
Series A 5.00%	7/1/39	750,000	752,040	5.625% 12/1/40	750,000	780,667
Series A 5.00%	2/1/41	2,400,000	2,506,800
Series A 5.25%	2/1/33	1,625,000	1,710,703			30,283,013
Series A 5.25%	1/1/45	1,000,000	1,102,630	Lease Revenue Bonds - 4.89%
Series D 6.125% 10/1/28		750,000	755,355	Aurora Certificates of
(Christian Living				Participation
Community Project)				Series A 5.00% 12/1/30	630,000	639,028
6.375% 1/1/41		615,000	665,350	Denver Health & Hospital
(Covenant Retirement				Authority
Communities Inc. )				(550 ACOMA, Inc. )
5.00% 12/1/35		1,000,000	1,118,940	4.00% 12/1/38	500,000	532,000
Series A 5.75%	12/1/36	1,000,000	1,148,610	Pueblo County Certificates of
(Evangelical Lutheran Good				Participation
Samaritan Society)				(County Judicial Complex
5.00% 6/1/28-23		1,250,000	1,384,063	Project)
5.50% 6/1/33-23		2,000,000	2,251,660	5.00% 9/15/42 (AGM)	1,250,000	1,356,675
5.625% 6/1/43-23		1,000,000	1,109,900	State of Colorado Department
(Frasier Meadows				of Transportation
Retirement Community				Certificates of Participation
Project)				5.00% 6/15/34	340,000	401,642
Series A 5.25%	5/15/37	265,000	299,371	5.00% 6/15/36	545,000	640,342
Series B 5.00%	5/15/48	340,000	356,912
(Healthcare Facilities -						3,569,687
American Baptist)				Local General Obligation Bonds - 14.81%
8.00% 8/1/43		500,000	567,700	Adams & Weld Counties
(Mental Health Center of				School District No 27J
Denver Project) Series A				Brighton
5.75% 2/1/44		1,500,000	1,671,435	4.00% 12/1/30	700,000	784,406
(National Jewish Health
Project) 5.00% 1/1/27		500,000	526,180	Arapahoe County School
				District No. 6 Littleton
(NCMC Project)				Series A 5.50% 12/1/38	650,000	830,421
4.00% 5/15/32		1,000,000	1,102,200
(Sisters of Charity of				Beacon Point Metropolitan
Leavenworth Health				District
System) Series A				5.00% 12/1/30 (AGM)	600,000	707,520
5.00% 1/1/40		4,000,000	4,064,480	Boulder Valley School District
(Sunny Vista Living Center)				No RE-2 Boulder
Series A 144A				Series A 4.00% 12/1/48	500,000	553,990
6.25% 12/1/50 #		505,000	537,825	Denver City & County
(Vail Valley Medical Center				(Better Denver & Zoo)
Project) 5.00% 1/15/35		1,250,000	1,447,675	Series A 5.00% 8/1/25	650,000	651,950

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(Unaudited)

	Principal	Value			Principal	Value
	Amount°	(US $)			Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Local General Obligation Bonds (continued)			Pre-Refunded/Escrowed to Maturity Bonds (continued)
Denver International Business			University of Colorado
Center			Series A 5.00%
Metropolitan District No. 1			6/1/33-23 §		1,000,000	$1,141,970
5.00% 12/1/30	650,000	$668,869	University of Colorado
Eaton Area Park & Recreation			Hospital Authority Revenue
District			Series A
5.25% 12/1/34	190,000	200,480	6.00% 11/15/29-19§		650,000	661,232
5.50% 12/1/38	245,000	260,063
Grand River Hospital District						9,619,832
5.25% 12/1/37 (AGM)	675,000	810,290	Special Tax Revenue Bonds - 25.45%
Jefferson County School			Canyons Metropolitan District
District No. R-1			No 5
5.25% 12/15/24	750,000	902,070	Series A 6.125% 12/1/47		500,000	516,125
Pueblo County School District			Central Platte Valley
No. 70			Metropolitan District
5.00% 12/1/31	250,000	278,127	5.00% 12/1/43		375,000	399,071
Rangely Hospital District			Commerce City
6.00% 11/1/26	750,000	812,955	5.00% 8/1/44 (AGM)		1,000,000	1,124,590
Sierra Ridge Metropolitan			Fountain Urban Renewal
District No. 2			Authority Tax Increment
Series A 5.50% 12/1/46	500,000	519,145	Revenue
Weld County School District			(Academy Highlands
No. RE-1			Project) Series A
5.00% 12/15/30 (AGM)	500,000	603,320	5.50% 11/1/44		655,000	685,182
Weld County School District			Guam Government Business
No. RE-3J			Privilege Tax Revenue
5.00% 12/15/34 (BAM)	1,000,000	1,195,310	Series A 5.125%	1/1/42	435,000	453,348
Weld County School District			Series A 5.25%	1/1/36	565,000	593,329
No. RE-8			Lincoln Park Metropolitan
5.00% 12/1/31	510,000	617,814	District
5.00% 12/1/32	340,000	410,703	5.00% 12/1/46 (AGM)		500,000	585,525
			Prairie Center Metropolitan
		10,807,433	District No. 3
Pre-Refunded/Escrowed to Maturity Bonds - 13.19%			Series A 144A
Colorado Building Excellent			5.00% 12/15/41 #		500,000	521,460
Schools Today			Puerto Rico Sales Tax
Certificates of Participation			Financing Revenue
Series G			(Restructured)
5.00% 3/15/32-21§	2,000,000	2,124,180	Series A-1 4.55%	7/1/40	1,000,000	1,002,500
Colorado Health Facilities			Series A-1 4.75%	7/1/53	415,000	404,442
Authority Revenue			Series A-1 5.00%	7/1/58	85,000	85,213
(Total Long-Term Care)			Regional Transportation
Series A			District Revenue
6.00% 11/15/30-20§	400,000	424,864	Series A 5.375%	6/1/31	460,000	475,346
Colorado School of Mines			Series B 5.00%	11/1/33	500,000	617,475
Series B			(Denver Transit Partners)
5.00% 12/1/42-22§	2,230,000	2,499,852	6.00% 1/15/41		2,175,000	2,252,821
University of Colorado			(FasTracks Project)
5.00% 6/1/31-21§	2,585,000	2,767,734	Series A 5.00%	11/1/30	330,000	402,686

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Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)

		Principal	Value		Principal	Value
		Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)				Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)				Transportation Revenue Bonds (continued)
Regional Transportation				E-470 Public Highway
District Revenue				Authority
Series A 5.00%	11/1/31	755,000	$917,181	Series C 5.25% 9/1/25	310,000	$323,277
Series A 5.00%	11/1/38	4,085,000	4,264,168
Solaris Metropolitan District						7,953,918
No. 3				Water & Sewer Revenue Bonds - 0.92%
(Limited Tax Convertible)				Dominion Water & Sanitation
Series A 5.00% 12/1/46		500,000	519,320	District
Southlands Metropolitan				6.00% 12/1/46	250,000	268,210
District No. 1				Guam Government
Series A1 5.00%	12/1/37	200,000	222,774	Waterworks Authority
Series A1 5.00%	12/1/47	300,000	329,553	Revenue
Sterling Ranch Community				5.00% 7/1/40	360,000	404,899
Authority Board
Series A 5.75% 12/1/45		525,000	547,843			673,109
Tallyns Reach Metropolitan				Total Municipal Bonds
District No. 3				(cost $95,922,038)		102,081,295
(Limited Tax Convertible)
5.125% 11/1/38		295,000	312,951	Total Value of
Thornton Development				Securities - 139.92%
Authority				(cost $95,922,038)		102,081,295
(East 144th Avenue & I-25
Project)				Liquidation Value of
Series B 5.00%	12/1/35	265,000	305,259	Preferred
Series B 5.00%	12/1/36	440,000	506,229	Stock - (41.12%)		(30,000,000)
Virgin Islands Public Finance				Receivables and Other
Authority				Assets Net of
(Matching Fund Senior				Liabilities - 1.20%		877,275
Lien)				Net Assets Applicable to
5.00% 10/1/29	(AGM)	500,000	522,510	4,837,100 Shares
				Outstanding - 100.00%		$72,958,570
			18,566,901
Transportation Revenue Bonds - 10.90%				#		Security exempt from registration under Rule 144A of the Securities
Colorado High Performance				Act of 1933, as amended. At June 30, 2019, the aggregate value
Transportation Enterprise				of Rule 144A securities was $4,799,568, which represents 6.58%
Revenue				of the Fund’s net assets.
(Senior U.S. 36 & I-25				§		Pre-refunded bonds. Municipal bonds that are generally backed or
Managed Lanes)				secured by US Treasury bonds. For pre-refunded bonds, the stated
5.75% 1/1/44 (AMT)		1,110,000	1,214,873	maturity is followed by the year in which the bond will be pre-
C-470 Express Lanes				refunded.
5.00% 12/31/56		1,000,000	1,089,550	°		Principal amount shown is stated in USD unless noted that the security
Denver City & County Airport				is denominated in another currency.
System Revenue				‡		Non-income producing security. Security is currently in default.
Series A 5.00%	11/15/30
(AMT)		750,000	910,050
Series A 5.00%	12/1/48
(AMT)		1,000,000	1,175,670
Series A 5.25%	11/15/36	750,000	760,365
Series B 5.00%	11/15/28	250,000	278,653
Series B 5.00%	11/15/37	2,000,000	2,201,480

4 NQ-OV2 [6/19] 8/19 (919236)

(Unaudited)

Summary of abbreviations:
AGC - Insured by Assured Guaranty Corporation
AGM - Insured by Assured Guaranty Municipal
Corporation
AMT - Subject to Alternative Minimum Tax
BAM - Build America Mutual Assurance Company
SGI - Insured by Syncora Guarantee Inc.
USD-USDollar

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